Development of Allowance for Doubtful Accounts (Tables) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Allowance for doubtful accounts as of January 1	$ 328,893	$ 299,751
Allowance for doubtful accounts as of December 31	$ 328,893	$ 299,751